USA Mutuals Vitium Global Fund
Portfolio of Investments
June 30, 2020 (Unaudited)

			Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 24.0%
BAE Systems PLC (b)			457,305	$2,739,161
The Boeing Co.			17,000	3,116,100
General Dynamics Corp.			30,000	4,483,800
Lockheed Martin Corp.			15,000	5,473,800
Northrop Grumman Corp. (g)			14,700	4,519,368
Raytheon Technologies Corp. (g)			77,958	4,803,772
Spirit AeroSystems Holdings, Inc. - Class A			60,000	1,436,400
				26,572,401
Alcoholic Beverages - 21.0%
Anheuser-Busch InBev S.A./N.V. (b)			67,500	3,326,541
Carlsberg A/S - Class B (b)			15,000	1,982,511
Constellation Brands, Inc. - Class A			25,000	4,373,750
Diageo PLC - ADR (b)			39,500	5,308,405
Heineken N.V. (b)			45,000	4,148,728
Pernod Ricard S.A. (b)			26,500	4,169,653
				23,309,588
Casinos, Gambling & Lotteries - 26.3%
DraftKings, Inc. (a)(d)			100,000	3,326,000
Evolution Gaming Group AB (b)(f)			72,500	4,322,831
Galaxy Entertainment Group Ltd. (b)			1,155,000	7,860,944
Las Vegas Sands Corp.			110,000	5,009,400
Melco International Development Ltd. (b)			1,400,000	2,709,503
Sands China Ltd. (b)			850,000	3,333,978
Wynn Macau Ltd. (b)			1,474,600	2,538,051
				29,100,707
Mining - 4.6%
Cameco Corp. (b)(d)			500,000	5,125,000
				5,125,000
Real Estate Investment Trusts - 3.6%
Gaming and Leisure Properties, Inc.			76,176	2,635,691
MGM Growth Properties LLC			50,000	1,360,500
				3,996,191
Tobacco Manufacturing - 17.5%
Altria Group, Inc.			40,000	1,570,000
British American Tobacco PLC - ADR (b)(d)			143,000	5,551,260
Philip Morris International, Inc.			75,000	5,254,500
Swedish Match AB (b)			100,000	7,029,254
				19,405,014
Total Common Stocks (Cost $81,042,560)				107,508,901

PURCHASED OPTIONS - 1.2%
Exchange Traded Put Options - 1.2%	Number of Contracts	Number of Shares per Contract	Notional Amount	Value
S&P 500 Index, Expires 1/15/21, Exercise Price $3,100 (a)	50	100	$15,501,450	$1,287,000
Total Purchased Options (Cost $1,119,065)				1,287,000

SHORT-TERM INVESTMENTS - 10.2%
Money Market Funds - 2.1%			Shares	Value
First American Treasury Obligations Fund - Class X, 0.08% (c)			2,373,228	$2,373,228
Other Investment Funds - 8.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.34% (c)(e)			8,985,691	8,985,691
Total Short-Term Investments (Cost $11,358,919)				11,358,919
Total Investments (Cost $93,520,544) - 108.4%				120,154,820
Liabilities in Excess of Other Assets - (8.4)%				(9,352,969)
TOTAL NET ASSETS - 100.0%				$110,801,851

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	Annualized seven-day yield as of the date of this report.
(d)	All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $8,723,827 or 7.9% of net assets as of the date of this report.
(e)	Investment made with cash collateral received for securities on loan.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors.

(g)	All or a portion of this security is pledged as collateral in connection with open purchased options contracts.
ADR	- American Depositary Receipt
PLC	- Public Limited Company

Portfolio Summary	As a % of Net Assets
United States	42.8%
Hong Kong	14.8%
United Kingdom	12.3%
Short-Term Investments	10.2%
Sweden	10.2%
Canada	4.6%
France	3.8%
Netherlands	3.7%
Belgium	3.0%
Denmark	1.8%
Purchased Options	1.2%
Other Assets and Liabilities	(8.4)%
100.0%

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those secrurities.

Level 1 - Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices or similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

As of the date of this report, all of the Fund’s investments, except for the Other Investment Funds, with a total market value of $111,169,129, were categorized as Level 1 securities. The Other Investment Funds, with a total market value of $8,985,691, were categorized as Level 2.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual report.